Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2 - Significant accounting policies

A.	Presentation basis of the financial statements

The financial statements have been prepared on the historical cost basis, except for financial derivatives and financial liabilities measured at fair value through profit or loss.

The statements of comprehensive loss are presented in accordance with the “function of expense”.

The financial statements have prepared in accordance with International Financial Reporting Standards (the “IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

B.	Use of significant accounting estimates and assumptions and judgements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates. Pursuant to International Accounting Standard (“IAS”) No. 1, “Presentation of Financial Statements”, it is required, inter alia, to provide disclosure regarding the implementation of accounting principles that involves estimates and considerations having significant sensitivity to future events, the occurrence of which may impact the reported amounts.

For information regarding significant estimates and considerations which embody significant sensitivity to future events, see also Note 3 below.

C.	The functional currency and the presentation currency of the financial statements

1.	The Company prepares its financial statements in accordance with the currency of the country and principal economic environment in which it operates, which constitutes the functional currency from which it is primarily affected (the “Functional Currency”). Taking into consideration that most cash balances are held in new Israeli shekels and most of the expenses and income are denominated in new Israeli shekels, the Functional Currency of the Company is the new Israeli shekel.

2.	The Company’s financial statements are presented in new Israeli shekels.

D.	Assets, liabilities and transactions linked to or in foreign currency

1.	Financial assets and liabilities denominated in or linked to foreign currency are presented on the basis of the closing rate of exchange as of each reporting date.

2.	Transactions denominated in foreign currency are recorded upon initial recognition at the representative rate of exchange on date of the transaction. Exchange rate differences deriving from settlement of monetary items, at exchange rates that are different than those used in the initial recording during the period, or than those reported in previous financial statements, are carried to profit and loss.

3.	Assets and liabilities linked to the Israeli Consumer Price Index (ICPI), which are not measured at fair value, are remeasured in each period on the basis of the rate of the actual increase of the ICPI during the relevant period and are presented on the basis of the linkage terms of each balance. Balances linked by agreement to the “known index” were presented on the basis of the “known index” as of the reporting date (the Index for November).

4.	The following table presents data pertaining to the exchange rate of U.S. dollar and ICPI:

	December 31,
	2022	2021	2020
ICPI (2016 base year)	109.407	103.937	101.101
Representative exchange rate of U.S.$ 1/NIS	3.519	3.110	3.215

5.	The following table presents data pertaining to the rate of change of the exchange rate of U.S. dollar and ICPI during the reported periods:

	Year ended December 31,
	2022	2021	2020
	%	%	%
ICPI (2016 base year)	5.263	2.805	(0.694)
Representative exchange rate of US dollar	13.2	(3.3)	(7.0)

E.	Cash and cash equivalents

Cash and cash equivalents include highly liquid investments, including short-term bank deposits (with original maturity dates of up to three months from date of deposit) that are not restricted as to withdrawal or use.

F.	Short-term bank deposits

Short-term bank deposits in banking institutions for periods in excess of three months following the date of deposit. The deposits are presented in accordance with the terms of their deposit.

G.	Restricted deposits

The balance of restricted deposits includes amounts which the Company deposited in favor of its compliance with the terms of a leasing agreement.

H.	Inventory

Inventory is measured at the lower of cost and net realizable value. cost of inventory comprises purchase costs, conversion costs and costs incurred in bringing the inventory to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale.

Cost of inventory is determined on the basis of the following:

●	Raw material components - the “first-in-first-out” basis.

●	Finished goods (purchased goods) - the “first-in-first-out” basis.

I.	Property and equipment

1.	Property and equipment items are presented at cost, less accumulated depreciation and net of accrued impairment losses, if any. Cost includes, in addition to the acquisition cost, all of the costs that can be directly attributed to the bringing of the item to the location and condition necessary for the item to operate in accordance with the intentions of management.

2.	The residual value and the useful life span of fixed asset items are tested at least at the end of the fiscal year and any changes are accounted for as changes in accounting estimates.

3.	Fixed assets are derecognized when they are realized or when no future economic benefits are expected from their use or disposal. Gains or losses arising from the derecognition of fixed assets are recognized in profit or loss.

4.	Depreciation is calculated using the straight-line method, over the estimated useful lives of the fixed asset items or of a discernible component.

The annual depreciation rates are as follows:

%
Computers	20-33
Office furniture and equipment	6-7
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement

J.	Impairment of non-monetary assets

Non-monetary depreciable assets are tested for possible impairment in value when events or circumstances occur that may indicate that the carrying value of the given asset is not recoverable. When the carrying value of an asset in the statement of financial position exceeds its recoverable value, the Company recognizes an impairment loss in an amount equal to the difference between the carrying value of the asset and its recoverable value, which is the higher of its fair value less selling costs and its value in use (the present value of the estimated future cash flows expected to derive from the use and realization of the asset). For purposes of assessing a decline in value, the assets are allocated to the lowest possible level in respect of which there are separate identifiable cash flows (cash-generating units).

An impairment loss recognized in previous periods may be cancelled only if changes occurred in the estimates used to determine the recoverable value of the asset since the date on which the previous impairment loss was recognized.

K.	Deferred offering costs

Prior to the effective date of an offering of securities, direct and incremental costs (i.e. accounting, consulting, legal and printing fees) attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering upon completion, unless the offering of securities is not expected to be accomplished and then such direct and incremental costs are charged immediately to operations.

L.	Research and development expenses

Research costs are expensed when incurred. Development expenses are capitalized and recognized as an asset, commencing with the phase during which technological feasibility is achieved, when the company has intentions and the capabilities to complete and use (or sell) the asset, it is expected that the developed asset will generate future economic benefits and the development costs are attributable in a reliable manner.

The intangible asset is not amortized and it is subject to impairment testing once a year or more frequently if there are indications that the existence of possible impairment, until such time as it becomes available for use.

The amortization of the intangible asset commences when the asset becomes ready to its intended use, i.e., in the location and condition it requires in order to operate in the manner intended by management. The asset is amortized using the straight-line method, over the estimated remainder of the useful life span of the product.

An expense in respect of development that does not meet the conditions required to be recognized as an asset, as above, is carried to profit and loss when incurred.

As of December 31, 2022, all of the terms for the capitalization of the development costs as an intangible asset were not met.

M.	Taxes on income

Current taxes

Current taxes reflect the amount of taxes on income that has to be paid / can be recouped in respect of taxable income / the loss for tax purposes in the period. The tax liability / asset in respect of current taxes is determined on the basis of the relevant tax rates and tax laws which were in effect, including tax laws actually enacted until the balance sheet date, as well as on the basis of adjustments required in connection with the tax liability in respect of prior years.

Deferred taxes

Deferred taxes are computed as to differences between the amounts included in the financial statements and amounts taken into consideration for income tax purposes.

Deferred taxes were computed at the tax rates expected to apply when the deferred taxes are realized, based on the tax laws in effect as of the reporting date. The amount of the deferred taxes presented in profit or loss derives from changes that occurred in these balances during the current year (except for taxes deriving from the initial recognition of a business combination and taxes attributed to transactions or items recognized directly in shareholders’ equity). Deferred taxes balance is recognized within the limit of the amount of expected taxable income against which the deferred taxes can be utilized.

As of December 31, 2022, the Company did not recognized deferred tax assets since their utilization is not expected in the foreseeable future.

N.	Revenue recognition

The Company has been implementing IFRS No. 15, Revenues from contracts with customers (“IFRS 15”) which sets out two major approaches in respect of revenue recognition, whereby the revenue will be recognized over time or at a specific point in time, and it includes five stages in the analysis of transactions, in order to determine the timing of the revenue recognition and the amount thereof:

-	Identifying the contract with a customer

-	Identifying separate performance obligations in the contract

-	Determining the transaction price (regarding which IFRS 15 sets out principles regarding taking into account variable consideration components, non-cash considerations, significant financing components, etc.)

-	Allocating the transaction price to separate performance obligations, based on the relative stand-alone selling prices

-	Recognizing revenue when/as performance obligation(s) are satisfied, over time or at a point in time, as applicable.

Revenues are recognized when the customer achieves “control” over the goods or the services. The revenue is measured on the basis of the amount of the consideration to which the entity expects to be entitled in return for goods or services promised to the customer and it does not include amounts collected on behalf of third parties.

At contract inception, an entity shall assess the goods or services promised in a contract with a customer and shall identify as a performance obligation each promise to transfer to the customer either:

-	a good or service (or a bundle of goods or services) that is distinct; or

-	a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

If it is determined that the promised good or service is not distinct, the entity shall combine it with other promised goods or services until a bundle of goods or services that is distinct is identified.

The Company determines at the time of the signing of the contract, in respect of each performance obligation, whether the performance obligation is satisfied over time or at a point in time.

The Company assesses whether warranty that was promised to the customer as part of the contract provides the customer with the assurance that the relevant item meets the specification agreed to between the parties or alternatively, constitutes a distinct service in respect of which the Company has a separate performance obligation. As part of this, the entity takes into account various considerations including inter alia whether the customer is offered the option of purchasing a separate warranty, whether the warranty is required by law, the length of the warranty period and the essence of the actions that the Company undertook to perform within the warranty period.

The warranty issued to the customers on the variety of the Company’s products provides the customer with assurance that the item supplied meets the characteristics and the specification that were agreed upon between the parties and, accordingly, does not constitute a distinct performance obligation.

Revenues from selling products are recognized at a point in time, on the date on which control over the sold good transfers to the buyer. This usually occurs on the date of delivery (once installation has been completed).

O.	Financial assets

The classification of financial assets is based on the Company’s business model used for the management of financial assets and on the forecasted cash flow characteristics of the financial asset.

Financial assets are classified upon initial recognition into one of the classification categories set out in IFRS No. 9, Financial Instruments (“IFRS 9”). Financial assets are reclassified if and only if a change has occurred in the Company’s business model.

Investments in debt instruments measured at amortized cost

Debt instruments measured at amortized cost are debt instruments that meet the following two cumulative conditions: the Company’s business model is to hold the financial asset for purposes of collecting contractual cash flows expected to derive therefrom and, the contractual characteristics of the financial asset define cash flows relating to payments of principal and interest, at denominated dates, in respect of the as yet unpaid principal balance. These are measured upon initial recognition at their fair value, plus transaction costs. Subsequent to initial recognition, such assets are recognized at amortized cost, on the basis of the effective interest method, net of credit losses.

During the reported periods, the Company did not hold any investments in debts instruments.

P.	Impairment of financial assets

The Company recognizes a provision for loss under the “Expected Credit Loss Recognition Model” for financial debt assets that are not measured at fair value through profit and loss, distinguishing between the following two situations:

1.	Financial instruments regarding which there has not been a significant increase in their credit risk since the date of their original recognition or cases in which the credit risk is low - the provision to be recognized shall take into account expected credit losses in twelve-month period following the reporting date, or

2.	Financial instruments regarding which there has been a significant increase in their credit risk since the date of their original recognition and the credit risk in respect thereof is not low - the provision to be recognized shall take into account expected credit losses over the remaining life span of the instrument.

For purposes of implementing the abovementioned principle, the Company assesses at each reporting date whether the credit risk of the financial instrument increased significantly from the initial recognition date and, as part of the above, use is made of reasonable and established information that can be obtained without exaggerated cost or effort.

The amount of the forecasted credit losses is recognized in profit and loss. The forecasted credit losses in respect of customers (the provision for doubtful debts) are presented as part of the item entitled “general and administrative expenses”.

Q.	Financial liabilities

Financial liabilities are recognized in the statement of financial position if and only if the Company becomes a party to the contractual provisions of the instrument.

1.	Financial liabilities measured at amortized cost

Financial liabilities measured at amortized cost are recognized initially in the financial statements on the basis of fair value, less direct transaction costs, if any. Subsequent to initial recognition, these financial liabilities are measured at amortized cost, using the effective interest method, which also takes into account direct costs. The effective interest is recognized in profit and loss as financing expenses. Financial liabilities that are linked to the ICPI or to the exchange rate are measured at amortized cost and are re-measured each period on the basis of the rate of change of the index or the exchange rate, as applicable.

2.	Financial liabilities measured at fair value through profit and loss

This group includes financial liabilities that are designated by the Company’s management upon initial recognition as financial liabilities presented at fair value through profit and loss if they are qualified to such designation (e.g., certain warrants that were issued by the Company to investors through an U.S. IPO transaction). See also Note 2S below.

Financial liabilities in this category are presented at fair value at each reporting date. Changes in fair value are carried to profit and loss, except for the change in fair value of a financial liability measured at fair value through profit and loss that can be attributed to changes in the credit risk of the liability which is presented as part of other comprehensive income (loss), unless such treatment will generate on accounting matching in profit and loss. Such amounts are not reclassified to profit and loss in subsequent periods. Transaction costs are carried to profit and loss when incurred.

R.	Derecognition and offsetting of financial instruments

1.	Derecognition

Financial assets

A financial asset is derecognized when:

●	The contractual rights to cash flows from the financial asset have expired; or

●	The Company transfers the financial asset which qualifies for Derecognition.

If the Company did not substantially transferred all of the risks and rewards deriving from ownership of the transferred asset, but all of the risks and rewards were not remained with the Company, and the Company retained control over the transferred asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement therein.

Financial liabilities

A financial liability is derecognized when the liability is settled, i.e., when the obligation defined in the contract has been repaid, cancelled or it expired.

2.	Offsetting financial instruments

Financial assets and financial liabilities are presented in the statements of financial position at a net amount only when the Company has an enforceable legal right of offset and there exists the intention to settle the asset and the liability on a net or simultaneous basis. An enforceable legal right to offset exists when it can be enforced at any time, both during the normal course of business and in the event of insolvency, and when it is not contingent on any future event.

S.	Embedded derivative financial instruments not used for hedging purposes

Derivatives embedded in a host contract that is a financial asset subject to IFRS 9 are not separated from the host contract. Rather the hybrid contract in its entirety is measured at amortized cost or fair value through profit and loss, based on the criteria for the classification of financial assets, i.e., subject to the entity’s business model and the contractual cash flows of the host contract.

When the host contract is not an asset that is subject to IFRS 9, the embedded derivative is separated from the host contract and is accounted for as a financial derivative, if and only if the economic characteristics and risks of the embedded derivative are not closely related to those of the host contract, the embedded derivative meets the definition of a derivative and the hybrid instrument in its entirety is not measured at fair value through profit and loss (e.g., when it is eligible to be designated for measurement at fair value through profit and loss).

Changes in the fair value of derivative financial instruments and embedded derivatives that were separated, as above, are regularly carried to profit and loss as financing income or expenses, as applicable.

T.	Settlement of financial liabilities through equity instruments

In cases in which a partial or full settlement is made of financial liabilities through equity instruments, the equity instruments transferred to the holder of the financial liability are measured at the fair value of the equity instrument if it is possible to estimate the fair value reliably. In cases in which it is not possible to estimate the fair value reliably, the measurement of the equity instruments is carried out on the basis of the fair value of the financial liability being settled (or a part thereof), at the date of settlement. The difference between the fair value of the equity instruments used to settle the financial liability being settled and the carrying value of the liability is carried to profit and loss.

U.	Issuance of financial instruments as part of a package

At the closing date, the Company allocated total gross proceeds to the issuance components as follows: (i) as the warrants were determined to be classified as a financial derivative liability, the Company has initially recognized them at fair value and based an average quoted market price of four business days of these warrants, (ii) the amount allocated to the ADS issued and ADS to be issued under the pre-funded amount which are eligible to equity classification was calculated as the difference between the total gross proceeds received and the fair value of the warrants issued at the closing date (i.e residual amount).

Incremental and direct issuance costs were allocated to the components based on the same proportion as the allocation of the gross proceeds. The portion of issuance costs that was allocated to the warrants was recognized immediately as finance expenses in the condensed statement of comprehensive loss and the portion of issuance costs related to the ADS and pre-funded warrants was deducted from additional-paid in capital.

V.	Derivative Warrants Liability

Certain warrants that were issued by the Company to investors through an U.S. IPO transaction (see also Note 12C8) are exercisable into a number of ADS with a fixed exercise price which is denominated in U.S. dollar currency which is different from the functional currency of the Company (New Israeli Shekels) and are also might be exercisable to a variable number of shares due to the existence of cashless exercise mechanism under certain circumstances. Accordingly, such warrants are considered as a current financial liability classified under ‘Fair value through profit or loss’ category (FVTPL). The fair value of the liability was determined at level 1 in the fair value hierarchy based on the quoted market price of the warrants. Changes in the estimated fair value of the outstanding warrants are recognized each reporting period in the profit and loss as part of the financing expenses, until such warrants are exercised or expired.

W.	Employee benefits

1.	Liability in respect of pensions and severance pay

Pursuant to Israeli labor laws and labor contracts and in accordance with Company practice, the Company is required to make severance payments to employees who are terminated and, under certain circumstances, to employees who resign or leave on their own initiative.

The liability of the Company in respect of post-employment benefits is accounted for as a defined contribution plan. The Company has defined contribution plan in accordance with section 14 of Israel’s Severance Pay Law - 1963. The actuarial and economic risks in respect of this plan are not borne by the Company. Under this plan, during the employment period, the Company makes regular payments to an independent entity, without the Company having any legal or implied obligation to make any additional payments in the event that sufficient amounts have not been accrued in the plan. Deposits in a defined contribution plan are included as an expense when the amount is deposited in the plan, concurrent with the receipt of the work services from the employee and no additional amount need be provided for in the financial statements. The Company regularly deposits money in respect of its liabilities to make severance payments to part of its employees in pension funds and insurance companies.

The following tabular represents amounts paid with its defined contribution plan:

	Year ended December 31,
	2022	2021	2020
Expenses in respect of defined contribution plans	1,260	930	898

2.	Short-term employee benefits

Short-term employee benefits include salaries, vacation pay, recreation pay and deposits to the National Insurance Institute (Social Security) if they are expected to be settled within 12 months following the end of the annual reporting period in which the employee renders the relevant services. Such benefits are recognized as an expense concurrently with the receipt of the work services. Provisions in respect of such liabilities that have not yet been paid are measured on a non-discounted basis.

X.	Liability in respect of government grants

Government grants in respect of a research and development project received from the Israeli Innovation Authority (IIA) are recognized as a liability when received and are measured at fair value as of the receipt date, unless at that date, it is reasonably assured that the amount received will not be refunded. Amounts paid as royalties to the IIA in succeeding periods are treated as a settlement of a financial liability. The difference between the amount of the grant received and the fair value of the liability on the recognition date is accounted for as a government grant and, accordingly, it is carried to profit and loss under the item entitled “Research and Development Expenses”. The liability amount is reassessed in each period, with any changes in the present value of the cash flows discounted by the original interest rate that was used in the recognition of the liability of the grant being carried to profit and loss. Under circumstances in which management determines in subsequent periods that there is reasonable assurance that the grant will not be refunded, the liability is derecognized, on that date, to profit and loss under the item entitled “Research and Development Expenses”.

Y.	Advertising expenses

Costs of advertising, sales promotion and marketing are expensed at the date on which the Company is given access to the advertising products or when the service is rendered to the Company.

Z.	Provisions for legal suits

The Company includes in its financial statements provisions in respect of legal suits if the Company has a legal or constructive obligation to expend economic resources as a result of past events, if it is more likely than not that the Company will have to expend economic resources to settle the obligation and the amount of the obligation can be reliably estimated.

Provisions which meet the conditions for recognition are measured on the basis of the present value of management’s best estimate of the cash flows expected to be required to settle the obligation, as of the Statement of Financial Position date. The discount rate for purposes of calculating the present value is pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

AA.	Leasing

At inception date of the agreement, the Company determined whether the agreement is a lease or whether it contains a lease. An agreement contains a lease if it conveys the right to control the use of an identifiable asset for a period of time in exchange for consideration. In order to ascertain whether the agreement transfers the right to control the use of an identifiable asset, the Company evaluates whether for the duration of the usage period, it has the right to obtain, all of the economic benefits from the use of the identifiable asset, as well as the right to direct the use of the identifiable asset.

Lease term is the non-cancellable period of the lease, plus periods covered by options to extend that the lessee is reasonably certain to exercise, and options to terminate that the lessee is reasonably certain not to exercise.

The Company presents in its statement of financial position leasing transactions by recognizing an asset that reflects a “right of use”, against a liability in respect of leasing which is initially measured at the present value of the future leasing payments, discounted at the interest rate implicit in the lease, or at the lessee’s incremental borrowing rate if the interest rate implicit in the lease cannot be easily determined.

As part of future leasing payments, the Company includes fixed payments and variable payments linked to index or rate. In subsequent periods, the lease liability is measured at the present value of the future leasing payments discounted at the lessee’s incremental borrowing rate as of the date of the agreement. If necessary, the balance of the leasing liability is remeasured on a regular basis in order to reflect changes in future leasing payments as a result of changes in the Index.

Right of usage assets are initially measured at cost, which includes the amount of the initial measurement of the liability, pre-paid leasing payments, and direct costs incurred in the lease. In subsequent periods, usage right assets are measured by the cost model, less accumulated depreciation and less accrued impairment losses which have been adjusted to reflect any remeasurements of the leasing liability. Usage right assets are depreciated on the straight-line method over the shorter of the leasing period or the useful lifespan of the asset.

The annual average depreciation rate of the right-of-use assets is as follows:

%
Office buildings	25

Regarding short-term leases (leases with a leasing period of less than 12 months), the Company implemented the practical exception granted in IFRS No. 16, Leases (“IFRS 16”), whereby such leases are accounted for as an expense on a straight-line basis over the balance of the leasing period or on some other systematic method.

AB.	Share-based compensation

Share-based compensation transactions that are settled by equity instruments that were executed with employees or others who render similar services, are measured at the date of the grant, based on the fair value of the granted equity instruments. The vesting conditions, except for market conditions, are not taken into consideration in estimating the fair value, rather by adjusting the number of equity instruments included in the measurement of the transaction amount. Such amount is recognized as an expense against a concurrent recording in equity, over the period in which the employees’ right to exercise or receive the equity instruments has vested.

The expense in respect of a share-based payment relating to grants contingent upon vesting conditions that are not market conditions is adjusted at the end of each reporting period in order to reflect the number of the equity instruments expected to vest. Grants contingent upon vesting conditions (that are not market conditions) which are not met, are not recognized as an expense. Amounts recognized in respect of grants that vested are not cancelled even if the grant is subsequently expired, unexercised or forfeited.

Share-based payment transactions settled by equity instruments executed with other service providers that are not employees are usually measured at the date the services or the goods were received, based on the estimated fair value of the services or goods received, unless their value cannot be reliably estimated. In such a case, the transaction is measured by estimating the fair value of the granted equity instruments. This amount is carried as an expense or is capitalized to the cost of an asset, based on the nature of the transaction.

In the event of a modification of a grant settled by an equity instrument, an additional expense is recognized in respect of any change that increases the total fair value of the share-based payment, with an assessment of such additional expense being carried out by comparing the fair value of the grant immediately prior to the change and immediately after the change.

Cancellation of grant settled by an equity instrument is accounted for as an accelerated vesting. Therefore, the balance of the unrecognized expenses in respect of the grant will be immediately recognized. Notwithstanding, if the grant that was cancelled is replaced by a new grant that is designated to be a replacement grant, the cancelled grant and the new grant are accounted for as a modification of the grant.

AC.	Loss per share

The basic loss per share is calculated by dividing the loss attributed to the shareholders of the Company by the weighted average number of ordinary shares outstanding during the period and, if necessary, after deducting shares held by the Company.

For purposes of calculating the diluted loss per share, the loss attributed to the ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding are adjusted in respect of the possible impact of potential ordinary shares that may derive from the exercise or conversion of convertible financial instruments in respect of which there is a dilutive effect.

AD.	Operating cycle

The operating cycle of the Company is one year. Taking this into consideration, current assets and current liabilities include items that are designated and expected to be realized within the normal operating cycle of the Company.

AE.	A summary of new reporting standards not yet effective

1.	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures.

The Amendment requires companies to disclose their material accounting policy information rather than their significant accounting policies.

The amendment also defines what is ‘material accounting policy information’ and explains how to identify when accounting policy information is material. The amendment further clarifies that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

The Amendment to IAS 1 is applicable for annual periods beginning on or after 1 January 2023. According to amendment provisions, early adoption is permitted.

The Company is currently evaluating the effects of adopting the Amendment to IAS 1 on its financial statements.

2.	Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’.

The amendments to IAS 8 clarify how entities should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events, and also to present events and present transactions.

The Amendments to IAS 8 will be applied retrospectively for annual periods beginning on or after January 1, 2023. According to provisions of the Amendments, early adoption is permitted. Initial application of Amendments to IAS 8 is not expected to have material impact on the Company’s financial statements.

3.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued amendments to IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

The Amendment replaces certain requirements for classifying liabilities as current or non-current. According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, unless when the conversion option is recognized as equity.

The Amendment is effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment is applicable retrospectively, including an amendment to comparative data.

4.	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted. Earlier application is permitted.

The Company is currently assessing the impact of the amendments.